Income tax - Reconciliation of expected income tax to actual income tax expense (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 CNY (¥) ¥ / shares	Mar. 31, 2020 CNY (¥) ¥ / shares
Income tax
Income before income tax expense	¥ 627,835	$ 99,038	¥ 610,751	¥ 578,812
Computed "expected" tax expense	156,959	24,760	152,688	144,703
PRC dividend withholding tax	15,500	2,445	2,000	4,500
Preferential tax rates	(73,210)	(11,549)	(68,027)	(70,580)
Others	(2,288)	(361)	(2,551)	26
Total income tax expense	¥ 118,352	$ 18,669	¥ 94,546	¥ 101,084
Impact of preferential tax rates for both basic and diluted per share | (per share)	¥ 0.60	$ 0.09	¥ 0.56	¥ 0.58
Hong Kong Profits Tax
Income tax
Non-PRC entities not subject to income tax	¥ 12	$ 2	¥ 11	¥ 11
Total income tax expense	0		0	0
British Virgin Islands
Income tax
Non-PRC entities not subject to income tax	5,070	800	(6,580)	3,328
Cayman Islands
Income tax
Non-PRC entities not subject to income tax	¥ 16,309	$ 2,572	¥ 17,005	¥ 19,096